Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

Note 25 - Leases

Within the framework of the lease agreements, the Group leases the following items:
1.          Land;
2.          Offices and vehicles.

The Group mostly leases land for the purpose of building renewable energy facilities. The total sum of the right-of-use asset which was recognized in the statement of financial position as of December 31, 2023 in respect of leases amounted to USD 121,348 thousand. The total lease liability which was recognized in the statement of financial position as of December 31, 2023 in respect of land leases amounted to USD 127,595 thousand.

Right-of-use assets

Composition

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2023	93,547	2,968	96,515
Additions	25,122	998	26,120
Amortization of right-of-use assets	(4,765)	(884)	(5,649)
Linkage to index	4,060	40	4,100
Sale of consolidated companies	(1,354)	-	(1,354)
Reserve for translation differences	1,670	(54)	1,616
Balance as of December 31, 2023	118,280	3,068	121,348

USD in thousands Effects on the statements of income	For the year ended December 31, 2023

Interest expenses in respect of lease liability	(2,503)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(1,083)
Depreciation expenses	(3,819)

Total	(7,405)